Significant Accounting Policies (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Amount insured by Federal Deposit Insurance Corporation		$ 250,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Checking		36,261,104		$ 32,592,496
Restricted	$ 346,299	3,641,843		312,352
Total Cash Balances	$ 4,682,864	$ 39,902,947	$ 24,341,328	$ 32,904,848	$ 1,428,505	$ 2,013,579